PROPERTY AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and equipment
Less: Accumulated depreciation			¥ (284,309)		¥ (318,593)
Net book value	$ 76,517		526,541		497,845
Depreciation expense	8,211	¥ 53,422	53,754	¥ 49,781
Loss due to disposal of fixed assets	$ 106	¥ 690	122	¥ 109
Land and building
Property and equipment
Gross book value			575,443		575,443
Leasehold improvements
Property and equipment
Gross book value			30,841		35,709
Electronic equipment.
Property and equipment
Gross book value			137,236		141,787
Furniture and fixtures
Property and equipment
Gross book value			11,837		7,194
Motor vehicles
Property and equipment
Gross book value			6,910		7,210
Other assets
Property and equipment
Gross book value			¥ 48,583		¥ 49,095